Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Cash and cash equivalents	$ 179,462	$ 179,934	$ 158,644	$ 166,483
Total assets	3,074,657	3,144,729
Shuttle Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	1,788,296	1,805,639
Conventional Tanker Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	203,956	223,388
FSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	91,192	101,422
FPSO Segment [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Total assets	773,601	786,391
Cash and Cash Equivalents Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Cash and cash equivalents	179,462	179,934
Other Assets Segments [Member]
Reconciliation of Segment Assets to Assets Presented in Accompanying Balance Sheets [Abstract]
Other assets	$ 38,150	$ 47,955